Statement of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		149 Months Ended	155 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2012
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating Expenses
Depreciation	0	0	0	0	0	0	5,540	5,540
Foreign exchange loss	(5,429)	(12,182)	4,372	65,445	59,198	41,050	75,767	80,139
General and administrative	144,518	159,222	297,446	354,710	713,313	395,371	10,578,078	10,875,524
Impairment of mineral property costs	0	0	0	0	0	0	2,759,130	2,759,130
Impairment of property and equipment	0	0	0	0	0	0	10,811	10,811
Mineral exploration costs	65,532	34,183	287,407	324,943	478,025	405,394	5,808,892	6,096,299
Total Operating Expenses	204,621	181,223	589,225	745,098	1,250,536	841,815	19,238,218	19,827,443
Operating Loss	(204,621)	(181,223)	(589,225)	(745,098)	(1,250,536)	(841,815)	(19,238,218)	(19,827,443)
Other Income (Expense)
Accretion of discounts on convertible debt	0	0	0	0	0	0	(799,963)	(799,963)
Debt conversion expense	0	0	0	0	0	0	(2,010,076)	(2,010,076)
Gain on change in fair values of derivative liabilities	510	333,544	8,407	600,119	657,267	7,024	1,097,006	1,105,413
Loss on settlement of related party debt	0	0	0	0	0	0	(2,871)	(2,871)
Impairment of investment securities	0	0	0	0	0	0	(459,817)	(459,817)
Interest expense	(7,612)	(7,435)	(15,200)	(15,111)	(30,009)	(17,490)	(386,243)	(401,443)
Loss on extinguishment of debt	0	0	0	0	0	0	(252,454)	(252,454)
Loss on sale of investment securities	0	0	0	0	0	0	(411,430)	(411,430)
Write-off of accounts payable	0	0	0	0	25,433	0	28,453	28,453
Total Other Income (Expense)	(7,102)	326,109	(6,793)	585,008	652,691	(10,466)	(3,197,395)	(3,204,188)
Net Income (Loss)	$ (211,723)	$ 144,886	$ (596,018)	$ (160,090)	$ (597,845)	$ (852,281)	$ (22,435,613)	$ (23,031,631)
Net Loss Per Share, Basic and Diluted			$ (0.01)		$ (0.01)	$ (0.01)
Weighted Average Shares Outstanding	68,696,934	68,396,934	68,696,934	68,206,771	68,423,000	62,393,000